John Hancock
Tax-Advantaged Dividend Income Fund
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Shares	Value
Common stocks 82.5% (55.9% of Total investments)		$723,715,362
(Cost $532,170,879)
Communication services 3.3%		29,325,645
Diversified telecommunication services 3.3%
AT&T, Inc. (A)(B)	550,000	15,427,500
Verizon Communications, Inc.	249,160	13,898,145
Consumer staples 1.2%		10,809,720
Tobacco 1.2%
Philip Morris International, Inc.	108,000	10,809,720
Energy 12.1%		105,945,752
Oil, gas and consumable fuels 12.1%
BP PLC, ADR (C)	845,450	20,442,981
DT Midstream, Inc. (D)	90,000	3,816,000
Enbridge, Inc. (A)(B)	347,106	13,658,621
Equitrans Midstream Corp. (C)	720,000	5,918,400
Kinder Morgan, Inc.	1,105,000	19,204,900
ONEOK, Inc.	305,000	15,850,850
The Williams Companies, Inc. (A)(B)	1,080,000	27,054,000
Financials 5.3%		46,453,457
Banks 3.0%
Huntington Bancshares, Inc.	1,000,000	14,080,000
PacWest Bancorp (A)(B)	309,459	12,322,657
Capital markets 2.3%
Ares Management Corp., Class A (A)(B)	280,000	20,050,800
Utilities 60.6%		531,180,788
Electric utilities 29.0%
Alliant Energy Corp.	360,000	21,070,800
American Electric Power Company, Inc. (A)(B)(C)	375,000	33,044,997
Duke Energy Corp. (A)(B)	270,000	28,379,700
Entergy Corp. (A)(B)	318,000	32,728,560
Eversource Energy (A)(B)(C)	273,227	23,571,293
Exelon Corp. (B)	195,000	9,126,000
FirstEnergy Corp. (A)(B)	510,000	19,543,200
OGE Energy Corp. (C)	610,000	20,587,500
Pinnacle West Capital Corp.	50,000	4,177,500
PPL Corp. (A)(B)	775,000	21,986,750
The Southern Company (A)(B)	405,000	25,867,350
Xcel Energy, Inc.	207,000	14,127,750
Gas utilities 3.2%
Spire, Inc.	190,000	13,480,500
UGI Corp. (A)(B)	310,000	14,256,900
Independent power and renewable electricity producers 3.3%
NextEra Energy Partners LP	125,000	9,691,250
The AES Corp. (B)	800,000	18,960,000
Multi-utilities 25.1%
Algonquin Power & Utilities Corp.	275,000	14,456,750
Ameren Corp. (A)(B)	330,000	27,693,600
Black Hills Corp. (A)(B)	394,775	26,706,529
CenterPoint Energy, Inc. (A)(B)	880,000	22,404,800
Dominion Energy, Inc. (C)	190,000	14,225,300
2	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Utilities (continued)
Multi-utilities (continued)
Dominion Energy, Inc.	281,000	$28,024,130
DTE Energy Company (C)	180,000	21,117,600
National Grid PLC, ADR	201,583	12,965,819
NiSource, Inc.	950,000	23,531,500
Public Service Enterprise Group, Inc.	275,000	17,113,250

Sempra Energy	94,462	12,341,460
Preferred securities 42.5% (28.8% of Total investments)		$372,864,721
(Cost $353,283,994)
Communication services 2.5%		22,302,709
Wireless telecommunication services 2.5%
Telephone & Data Systems, Inc., 5.875% (B)	340,000	8,751,600
Telephone & Data Systems, Inc. (Callable 3-31-26), 6.625% (B)	410,400	11,651,256
Telephone & Data Systems, Inc. (Callable 6-1-21), 6.625% (B)	39,768	1,122,253
U.S. Cellular Corp., 6.950% (B)	30,000	777,600
Energy 0.7%		5,722,500
Oil, gas and consumable fuels 0.7%
Enbridge, Inc. (6.375% to 4-15-23, then 3 month LIBOR + 3.593%) (B)	210,000	5,722,500
Financials 10.8%		94,450,140
Banks 6.6%
Bank of America Corp., 7.250%	7,000	10,356,850
Citigroup, Inc. (7.125% to 9-30-23, then 3 month LIBOR + 4.040%) (B)	210,854	5,969,277
Fifth Third Bancorp, 6.000% (B)	400,000	10,684,000
First Republic Bank, 4.000% (B)	332,000	8,300,000
Synovus Financial Corp. (6.300% to 6-21-23, then 3 month LIBOR + 3.352%) (B)	188,000	5,025,240
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%) (B)	40,000	1,046,000
Wells Fargo & Company, 7.500% (C)	11,000	16,637,610
Capital markets 2.1%
Morgan Stanley (6.375% to 10-15-24, then 3 month LIBOR + 3.708%) (B)	220,000	6,287,600
Morgan Stanley (7.125% to 10-15-23, then 3 month LIBOR + 4.320%) (B)	395,862	11,400,826
State Street Corp. (5.900% to 3-15-24, then 3 month LIBOR + 3.108%)	25,000	715,000
Insurance 2.1%
American Equity Investment Life Holding Company (6.625% to 9-1-25, then 5 Year CMT + 6.297%)	164,125	4,666,074
Athene Holding, Ltd., Series A (6.350% to 6-30-29, then 3 month LIBOR + 4.253%) (B)	355,787	10,584,663
Brighthouse Financial, Inc., 6.600% (B)	100,000	2,777,000
Health care 1.3%		11,806,200
Health care equipment and supplies 1.3%
Becton, Dickinson and Company, 6.000%	210,000	11,806,200
Utilities 27.2%		238,583,172
Electric utilities 16.2%
American Electric Power Company, Inc., 6.125%	300,000	15,921,000
Duke Energy Corp., 5.125% (B)	221,008	5,874,393
Duke Energy Corp., 5.750% (B)	200,000	5,690,000
Interstate Power & Light Company, 5.100% (C)	1,252,023	32,502,517
NextEra Energy, Inc., 5.279%	205,000	10,524,700
NextEra Energy, Inc., 6.219%	450,000	23,350,500
PG&E Corp., 5.500%	105,000	9,494,100
SCE Trust II, 5.100% (B)	636,625	15,960,189
The Southern Company, 6.750%	435,000	22,554,750
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	3

	Shares	Value
Utilities (continued)
Gas utilities 2.5%
South Jersey Industries, Inc., 8.750%	200,000	$10,902,000
Spire, Inc., 5.900% (B)	219,650	6,183,148
Spire, Inc., 7.500%	91,500	4,894,335
Multi-utilities 8.5%
Algonquin Power & Utilities Corp. (6.200% to 7-1-24, then 3 month LIBOR + 4.010%) (B)	200,000	5,594,000
CenterPoint Energy, Inc., 7.000%	468,000	22,038,120
DTE Energy Company, 6.250%	284,000	14,569,200
Integrys Holding, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%) (B)	210,000	5,504,100
NiSource, Inc. (6.500% to 3-15-24, then 5 Year CMT + 3.632%) (B)	250,000	7,085,000
NiSource, Inc., 7.750%	177,300	18,687,420
Sempra Energy, 5.750% (B)	45,000	1,253,700

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 20.6% (13.9% of Total investments)				$180,316,084
(Cost $165,967,229)
Consumer discretionary 2.3%				19,791,433
Automobiles 2.3%
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (E)	5.700	09-30-30	10,750,000	12,269,083
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (E)	6.500	09-30-28	6,600,000	7,522,350
Financials 16.5%				144,326,362
Banks 11.4%
Bank of America Corp. (5.875% to 3-15-28, then 3 month LIBOR + 2.931%) (B)(E)	5.875	03-15-28	8,500,000	9,764,375
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (E)	7.375	08-19-25	13,000,000	15,212,210
Citizens Financial Group, Inc. (6.000% to 7-6-23, then 3 month LIBOR + 3.003%) (E)	6.000	07-06-23	13,000,000	13,572,000
Citizens Financial Group, Inc. (6.375% to 4-6-24, then 3 month LIBOR + 3.157%) (E)	6.375	04-06-24	13,500,000	14,377,500
Comerica, Inc. (5.625% to 7-1-25, then 5 Year CMT + 5.291%) (A)(B)(E)	5.625	07-01-25	5,000,000	5,562,500
Huntington Bancshares, Inc. (5.625% to 7-15-30, then 10 Year CMT + 4.945%) (A)(B)(E)	5.625	07-15-30	5,000,000	5,850,000
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (A)(B)(E)	5.700	04-15-23	3,000,000	3,120,985
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(E)	6.750	02-01-24	3,999,000	4,416,496
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (E)	7.500	06-27-24	11,500,000	12,977,175
NatWest Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (C)(E)	8.000	08-10-25	8,624,000	10,181,667
SVB Financial Group (4.100% to 2-15-31, then 10 Year CMT + 3.064%) (A)(B)(E)	4.100	02-15-31	2,755,000	2,819,743
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (E)	5.900	06-15-24	2,000,000	2,155,960
Capital markets 0.8%
The Charles Schwab Corp. (5.375% to 6-1-25, then 5 Year CMT + 4.971%) (E)	5.375	06-01-25	6,400,000	7,146,880
Consumer finance 1.7%
American Express Company (3.550% to 9-15-26, then 5 Year CMT + 2.854%) (E)	3.550	09-15-26	6,500,000	6,532,500
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (E)	6.125	06-23-25	7,200,000	8,109,401
Insurance 2.6%
Markel Corp. (6.000% to 6-1-25, then 5 Year CMT + 5.662%) (E)	6.000	06-01-25	6,500,000	7,206,810
MetLife, Inc. (5.875% to 3-15-28, then 3 month LIBOR + 2.959%) (A)(B)(E)	5.875	03-15-28	1,000,000	1,170,472
4	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
SBL Holdings, Inc. (7.000% to 5-13-25, then 5 Year CMT + 5.580%) (E)(F)	7.000	05-13-25	13,975,000	$14,149,688
Utilities 1.8%				16,198,289
Electric utilities 0.5%
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (A)(B)(E)	6.250	02-01-22	4,750,000	4,830,164
Multi-utilities 1.3%
CenterPoint Energy, Inc. (6.125% to 9-1-23, then 3 month LIBOR + 3.270%) (E)	6.125	09-01-23	10,750,000	11,368,125

	Par value^	Value
Short-term investments 2.1% (1.4% of Total investments)		$18,020,000
(Cost $18,020,000)
Repurchase agreement 2.1%		18,020,000
Repurchase Agreement with State Street Corp. dated 7-30-21 at 0.000% to be repurchased at $18,020,000 on 8-2-21, collateralized by $17,924,400 U.S. Treasury Notes, 1.375% due 2-15-23 (valued at $18,380,527)	18,020,000	18,020,000

Total investments (Cost $1,069,442,102) 147.7%	$1,294,916,167
Other assets and liabilities, net (47.7%)	(418,020,595)
Total net assets 100.0%	$876,895,572

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 7-31-21, and is a component of the fund’s leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-21 was $480,134,141. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $302,177,334.
(C)	All or a portion of this security is segregated as collateral for options. Total collateral value at 7-31-21 was $86,380,505.
(D)	Non-income producing security.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND	5

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	980	Short	Sep 2021	$(129,090,285)	$(131,764,063)	$(2,673,778)
						$(2,673,778)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	107,000,000	USD	Fixed 2.136%	USD 3 month LIBOR BBA(a)	Semi Annual	Quarterly	Oct 2022	—	$(3,207,671)	$(3,207,671)
								—	$(3,207,671)	$(3,207,671)

(a)	At 7-31-21, the 3 month LIBOR was 0.118%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
BBA	The British Banker’s Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
6	JOHN HANCOCK TAX-ADVANTAGED DIVIDEND INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks	$723,715,362	$723,715,362	—	—
Preferred securities
Communication services	22,302,709	22,302,709	—	—
Energy	5,722,500	5,722,500	—	—
Financials	94,450,140	94,450,140	—	—
Health care	11,806,200	11,806,200	—	—
Utilities	238,583,172	233,079,072	$5,504,100	—
Corporate bonds	180,316,084	—	180,316,084	—
Short-term investments	18,020,000	—	18,020,000	—
Total investments in securities	$1,294,916,167	$1,091,075,983	$203,840,184	—
Derivatives:
Liabilities
Futures	$(2,673,778)	$(2,673,778)	—	—
Swap contracts	(3,207,671)	—	$(3,207,671)	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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